CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 29, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 29, 2021	0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to Sponsor	$ 288	24,712		25,000
Issuance of common stock to Sponsor (in shares)	2,875,000
Accretion of common stock subject to redemption value		(18,078,211)	(3,054,111)	(21,132,322)
Sale of 557,000 Private Placement Units	$ 56	5,569,944		5,570,000
Sale of 557,000 Private Placement Units (in shares)	557,000
Fair value of Public Warrants at issuance		12,483,555		12,483,555
Net loss			(280,701)	(280,701)
Balance at the end at Dec. 31, 2021	$ 344		(3,334,812)	(3,334,468)
Balance at the end (in shares) at Dec. 31, 2021	3,432,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to Sponsor	$ 3	284,421		284,424
Issuance of common stock to Sponsor (in shares)	30,000
Accretion of common stock subject to redemption value			(1,142,603)	(1,142,603)
Issuance of 173,913 warrants issued with Bridge Note, net of offering costs		8,552		8,552
Net loss			(3,242,501)	(3,242,501)
Balance at the end at Dec. 31, 2022	$ 347	$ 292,973	$ (7,719,916)	$ (7,426,596)
Balance at the end (in shares) at Dec. 31, 2022	3,462,000